Pensions Funded Status (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Domestic Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded Status	$ (107.9)	$ (51.1)
Amounts Recognized in Balance Sheet [Abstract]
Non-current asset	0	0
Current liability	0	0
Non-current liability	(107.9)	(51.1)
Net amount recognized	(107.9)	(51.1)
Amounts Recognized in Accumulated Other Comprehensive Loss [Abstract]
Net actuarial loss (gain)	172.6	109.3
Net amount recognized	172.6	109.3
Non-U.S. Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded Status	(185.0)	(145.8)
Amounts Recognized in Balance Sheet [Abstract]
Non-current asset	0.8	2.3
Current liability	(4.1)	(3.6)
Non-current liability	(181.7)	(144.5)
Net amount recognized	(185.0)	(145.8)
Amounts Recognized in Accumulated Other Comprehensive Loss [Abstract]
Net actuarial loss (gain)	81.2	42.0
Prior service credits	(0.6)	(0.5)
Net amount recognized	80.6	41.5
SERP Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded Status	(13.9)	(12.4)
Amounts Recognized in Balance Sheet [Abstract]
Current liability	(0.5)	(0.5)
Non-current liability	(13.4)	(11.9)
Net amount recognized	(13.9)	(12.4)
Amounts Recognized in Accumulated Other Comprehensive Loss [Abstract]
Net actuarial loss (gain)	1.8	0.4
Prior service credits	0	0
Net amount recognized	1.8	0.4
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded Status	(38.9)	(34.9)
Amounts Recognized in Balance Sheet [Abstract]
Current liability	(2.2)	(2.1)
Non-current liability	(36.7)	(32.8)
Net amount recognized	(38.9)	(34.9)
Amounts Recognized in Accumulated Other Comprehensive Loss [Abstract]
Net actuarial loss (gain)	3.1	(0.5)
Prior service credits	(0.6)	(0.7)
Net amount recognized	$ 2.5	$ (1.2)